UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02589

 NAME OF REGISTRANT:                     Eaton Vance Series Trust


 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007

Eaton Vance Series Trust

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Tax-Managed Growth Fund 1.0, a series of Eaton Vance Series Trust (Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)(Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  12/31

 Date of reporting period: 7/1/06- 6/30/07

 Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") is a feeder fund that invests exclusively in shares of Tax-Managed Growth Portfolio
 (the "Portfolio"), a master fund registered under the Investment
 Company Act of 1940. The N-PX/A proxy voting record of the Portfolio was filed on August 29, 2007 and can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1002667 and its file number is 811-7409.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/29/2007